GENERAL (Narrative) (Details) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended	12 Months Ended
		Nov. 14, 2016	Mar. 11, 2016	Mar. 22, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 18, 2015	Jul. 01, 2015
Business Acquisition [Line Items]
Goodwill from acquisitions	[1]					$ 651,892
Acquisition costs						9,348
Net operating losses carryforward					$ 86,490	86,490	$ 16,809
Note receivable							5,224
Depreciation expense						0	724	$ 1,058
Amortization expense						$ 0	4,362	$ 1,804
Cyber and Intelligence operation [Member]
Business Acquisition [Line Items]
Total consideration of sale										$ 151,583
Cash in sale										111,583
Earn out based on future business performance										$ 40,000
Capital gain							101,847
Physical Security operation [Member]
Business Acquisition [Line Items]
Total consideration of sale									$ 92,475
Cash in sale									74,551
Note receivable									2,924
Earn out based on future business performance									15,000
Capital gain							$ 45,487
Amount of goodwill									$ 35,554
inContact [Member]
Business Acquisition [Line Items]
Goodwill from acquisitions		$ 559,372
Consideration transferred in acquisition		1,050,054
Conversion of inContact Notes		139,438
Cash out options and Restricted shares		$ 25,366
Dividend yield		0.00%
Percentage of consolidated total assets constituted by acquired entity					4.00%	4.00%
Percentage of consolidated net income constituted by acquired entity from acquisition date					1.20%
inContact [Member] | Minimum [Member]
Business Acquisition [Line Items]
Expected life		12 months
Risk-free interest rate		0.58%
Expected volatility		50.94%
inContact [Member] | Maximum [Member]
Business Acquisition [Line Items]
Expected life		74 months
Risk-free interest rate		1.22%
Expected volatility		62.31%
Nexidia [Member]
Business Acquisition [Line Items]
Consideration transferred in acquisition				$ 135,150
Voiceprint International, Inc [Member]
Business Acquisition [Line Items]
Goodwill from acquisitions			$ 16,873
Customer relationships			8,500
Consideration transferred in acquisition			$ 21,720
Expected life			6 years

[1]	including a goodwill balance of $559,372 related to the acquisition of inContact.